UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10603
Western Asset Premiere Bond Fund
(Exact name of registrant as specified in charter)
100 Light Street, Baltimore, MD		21202
(Address of principal executive offices)		(Zip code)
Gregory T. Merz, Vice President Western Asset Premiere Bond Fund 100 Light Street, 23rd Floor Baltimore, MD 21202
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-368-2558

Date of fiscal year end:	12/31/2004

Date of reporting period:	07/01/2003 – 06/30/2004

Item 1 – Proxy Voting Record:

Item 1 – Proxy Voting Record – The Fund held no voting securities during the period covered by this report.  No records are attached.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Western Asset Premiere Bond Fund

By (Signature and Title)*	/s/ James W. Hirschmann III
James W. Hirschmann III
President of Western Asset Premiere Bond Fund

Date	August 24, 2004

*Print the name and title of each signing officer under his or her signature.